March 8, 2013

VIA EDGAR

Chad Eskildsen
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
485BPOS Filing - XBRL

Dear Mr. Eskildsen:

On behalf of First Eagle Funds, we herewith transmit the enclosed 485BPOS filing pursuant to Rule 485(b) under the Securities Act of 1933. This filing is being made for the purposes of submitting exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Trust’s Post-Effective Amendment No. 51.

If you have any questions concerning this filing, please call me at (212) 848-8654 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Michael P. Shin
Michael P. Shin
Enclosures